Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2017	2018
	RMB	RMB
Input value added tax ("VAT")	489,700	927,645
Prepaid expenses	63,780	109,702
Accrued interest income	40,447	185,555
Deposits	16,749	28,098
Others	109,307	256,996
Total	719,983	1,507,996